Putnam Income Strategies Portfolio
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (29.8%)(a)
	Shares	Value
Basic materials (0.7%)
Avery Dennison Corp.	71	$14,560
Axalta Coating Systems, Ltd.(NON)	362	10,976
Corteva, Inc.	137	6,165
Dow, Inc.	92	5,054
DuPont de Nemours, Inc.	702	51,920
Eastman Chemical Co.	128	13,349
International Paper Co.	100	4,552
WestRock Co.	119	5,163
Weyerhaeuser Co.(R)	1,025	38,550

		150,289
Capital goods (1.7%)
AGCO Corp.	129	14,217
Allegion PLC (Ireland)	127	15,702
Allison Transmission Holdings, Inc.	138	4,773
Caterpillar, Inc.	27	5,220
Clean Harbors, Inc.(NON)	62	6,289
Crown Holdings, Inc.	120	12,696
Cummins, Inc.	142	29,785
Deere & Co.	99	34,208
Dover Corp.	31	5,079
General Dynamics Corp.	190	35,904
Honeywell International, Inc.	74	14,966
Lockheed Martin Corp.	200	66,664
Northrop Grumman Corp.	15	5,232
Oshkosh Corp.	60	6,456
Parker Hannifin Corp.	153	46,215
Republic Services, Inc.	92	12,168
Textron, Inc.	222	15,718
Toro Co. (The)	64	6,436

		337,728
Communication services (0.6%)
American Tower Corp.(R)	29	7,612
AT&T, Inc.	575	13,127
Comcast Corp. Class A	541	27,039
Verizon Communications, Inc.	1,545	77,667

		125,445
Computers (2.9%)
Apple, Inc.	2,429	401,514
Cisco Systems, Inc./California	1,118	61,311
Dropbox, Inc. Class A(NON)	615	15,135
Fortinet, Inc.(NON)	193	64,097
ServiceNow, Inc.(NON)	11	7,125
Synopsys, Inc.(NON)	135	46,035

		595,217
Conglomerates (0.2%)
3M Co.	100	17,004
AMETEK, Inc.	127	17,336

		34,340
Consumer cyclicals (4.3%)
Amazon.com, Inc.(NON)	63	220,945
Booking Holdings, Inc.(NON)	2	4,204
Brunswick Corp.	137	12,866
FactSet Research Systems, Inc.	8	3,749
Ford Motor Co.(NON)	4,836	92,803
Gartner, Inc.(NON)	123	38,407
Interpublic Group of Cos., Inc. (The)	514	17,060
Marriott International, Inc./MD Class A(NON)	261	38,513
New York Times Co. Class A	122	5,795
Nielsen Holdings PLC	344	6,591
O'Reilly Automotive, Inc.(NON)	81	51,691
Omnicom Group, Inc.	73	4,914
Owens Corning	180	15,271
PayPal Holdings, Inc.(NON)	109	20,153
PulteGroup, Inc.	73	3,652
Ross Stores, Inc.	66	7,200
Target Corp.	359	87,539
Tempur Sealy International, Inc.	283	12,124
Tesla, Inc.(NON)	28	32,053
TJX Cos., Inc. (The)	1,016	70,510
Walmart, Inc.	710	99,847
Whirlpool Corp.	25	5,444
Wyndham Hotels & Resorts, Inc.	83	6,597

		857,928
Consumer staples (1.8%)
Coca-Cola Co. (The)	127	6,661
Colgate-Palmolive Co.	730	54,765
Constellation Brands, Inc. Class A	237	53,403
Darden Restaurants, Inc.	141	19,451
ManpowerGroup, Inc.	72	6,453
McDonald's Corp.	217	53,078
PepsiCo, Inc.	91	14,540
Philip Morris International, Inc.	733	62,994
Procter & Gamble Co. (The)	355	51,326
Starbucks Corp.	207	22,695
Tyson Foods, Inc. Class A	82	6,475
Yum! Brands, Inc.	44	5,405

		357,246
Electronics (1.9%)
Cirrus Logic, Inc.(NON)	74	5,933
Garmin, Ltd.	165	22,034
Intel Corp.	109	5,363
nVent Electric PLC (United Kingdom)	113	3,936
NVIDIA Corp.	657	214,681
Qualcomm, Inc.	698	126,031

		377,978
Energy (0.6%)
Chevron Corp.	237	26,750
Exxon Mobil Corp.	567	33,929
Halliburton Co.	552	11,918
Marathon Petroleum Corp.	359	21,845
Schlumberger, Ltd.	125	3,585
Targa Resources Corp.	306	15,799

		113,826
Financials (3.9%)
Aflac, Inc.	247	13,373
Allstate Corp. (The)	127	13,807
Ally Financial, Inc.	597	27,361
Ameriprise Financial, Inc.	121	35,042
Athene Holding, Ltd. Class A(NON)	272	22,282
AvalonBay Communities, Inc.(R)	21	5,016
Brixmor Property Group, Inc.(R)	257	5,844
Capital One Financial Corp.	52	7,308
CBRE Group, Inc. Class A(NON)	260	24,848
Citigroup, Inc.	1,627	103,640
CubeSmart(R)	190	10,245
Discover Financial Services	17	1,833
Equitable Holdings, Inc.	585	18,404
Equity Lifestyle Properties, Inc.(R)	68	5,528
Fidelity National Financial, Inc.	273	13,352
First Industrial Realty Trust, Inc.(R)	116	7,008
Gaming and Leisure Properties, Inc.(R)	214	9,656
Goldman Sachs Group, Inc. (The)	278	105,915
Invitation Homes, Inc.(R)	137	5,540
Jones Lang LaSalle, Inc.(NON)	52	12,215
JPMorgan Chase & Co.	945	150,094
Lamar Advertising Co. Class A(R)	88	9,615
Life Storage, Inc.(R)	110	14,535
MetLife, Inc.	956	56,079
Morgan Stanley	169	16,025
OneMain Holdings, Inc.	229	11,402
Principal Financial Group, Inc.	232	15,911
Public Storage(R)	19	6,220
SEI Investments Co.	78	4,651
Simon Property Group, Inc.(R)	40	6,114
SLM Corp.	628	11,166
Synchrony Financial	753	33,727
Unum Group	289	6,676

		790,432
Health care (3.6%)
10x Genomics, Inc. Class A(NON)	129	19,712
Abbott Laboratories	674	84,769
AbbVie, Inc.	198	22,825
Align Technology, Inc.(NON)	95	58,095
AmerisourceBergen Corp.	149	17,247
Amgen, Inc.	24	4,773
Anthem, Inc.	8	3,250
Bio-Techne Corp.	14	6,608
Biogen, Inc.(NON)	128	30,175
Boston Scientific Corp.(NON)	129	4,911
Bristol-Myers Squibb Co.	1,872	100,395
Edwards Lifesciences Corp.(NON)	337	36,163
Eli Lilly and Co.	22	5,457
Incyte Corp.(NON)	347	23,499
IQVIA Holdings, Inc.(NON)	119	30,836
Laboratory Corp. of America Holdings(NON)	40	11,413
McKesson Corp.	212	45,953
Medtronic PLC	349	37,238
Merck & Co., Inc.	879	65,846
Moderna, Inc.(NON)	129	45,463
Molina Healthcare, Inc.(NON)	53	15,115
Service Corp. International	94	6,219
Vertex Pharmaceuticals, Inc.(NON)	251	46,922

		722,884
Semiconductor (0.1%)
Applied Materials, Inc.	156	22,962

		22,962
Software (3.0%)
Adobe, Inc.(NON)	146	97,798
Atlassian Corp PLC Class A (Australia)(NON)	108	40,643
Cadence Design Systems, Inc.(NON)	236	41,881
Electronic Arts, Inc.	41	5,093
Intuit, Inc.	181	118,066
Manhattan Associates, Inc.(NON)	64	9,994
Microsoft Corp.	751	248,273
Veeva Systems, Inc. Class A(NON)	148	41,822
Workday, Inc. Class A(NON)	22	6,033

		609,603
Technology services (3.4%)
Accenture PLC Class A	347	124,018
Alphabet, Inc. Class A(NON)	109	309,337
DocuSign, Inc.(NON)	123	30,302
Fidelity National Information Services, Inc.	266	27,797
Genpact, Ltd.	128	6,179
GoDaddy, Inc. Class A(NON)	264	18,525
IBM Corp.	43	5,035
Kyndryl Holdings, Inc.(NON)	9	136
Meta Platforms, Inc. Class A(NON)	151	48,993
Palo Alto Networks, Inc.(NON)	12	6,563
Pinterest, Inc. Class A(NON)	1,116	44,707
Roku, Inc.(NON)	151	34,369
Zebra Technologies Corp. Class A(NON)	41	24,140

		680,101
Transportation (0.4%)
CSX Corp.	1,505	52,163
Ryder System, Inc.	80	6,646
Union Pacific Corp.	86	20,265
United Parcel Service, Inc. Class B	51	10,117

		89,191
Utilities and power (0.7%)
AES Corp. (The)	1,015	23,731
American Electric Power Co., Inc.	290	23,505
Exelon Corp.	635	33,484
FirstEnergy Corp.	153	5,762
Kinder Morgan, Inc.	964	14,903
Public Service Enterprise Group, Inc.	80	4,999
Southern Co. (The)	664	40,574

		146,958

Total common stocks (cost $5,350,227)		$6,012,128

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	540	$246,002
SPDR S&P MidCap 400 ETF Trust	65	32,097

Total investment companies (cost $285,031)		$278,099

SHORT-TERM INVESTMENTS (60.4%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 0.170%, 2/15/22		$250,000	$249,914
Collateralized Commercial Paper V Co., LLC asset-backed commercial paper 0.140%, 1/18/22		250,000	249,956
Fairway Finance Co., LLC asset-backed commercial paper 0.140%, 2/10/22		250,000	249,916
FMS Wertmanagement commercial paper 0.125%, 2/17/22		250,000	249,911
Liberty Street Funding, LLC asset-backed commercial paper 0.140%, 3/1/22		250,000	249,892
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 0.175%, 2/18/22		250,000	249,907
Nationwide Building Society commercial paper 0.170%, 1/24/22		250,000	249,942
NRW.Bank commercial paper 0.180%, 3/1/22		250,000	249,924
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	9,893,170	9,893,170
U.S. Treasury Bills 0.055%, 5/19/22(SEG)(SEGSF)(SEGCCS)		$300,000	299,875

Total short-term investments (cost $12,192,461)			$12,192,407
TOTAL INVESTMENTS

Total investments (cost $17,827,719)			$18,482,634

FUTURES CONTRACTS OUTSTANDING at 11/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	5	$555,926	$558,875	Dec-21	$(31,371)
Russell 2000 Index E-Mini (Long)	2	236,359	219,730	Dec-21	(6,877)
S&P 500 Index E-Mini (Short)	7	1,598,450	1,598,188	Dec-21	(13,298)
U.S. Treasury Note 5 yr (Short)	7	849,789	849,789	Mar-22	(6,633)
U.S. Treasury Note Ultra 10 yr (Short)	4	587,563	587,563	Mar-22	(11,572)

Unrealized appreciation					—

Unrealized (depreciation)					(69,751)

Total					$(69,751)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$277,000	$1,906	$329	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(2,063)

Total			$329				$(2,063)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$7,338,536	$7,344,936	$—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	$2,118
1,632,177	1,634,669	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	1,572
590,107	591,639	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	1,348
219,593	219,785	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	63
160,194	160,334	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	46
2,270,867	2,231,265	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(36,584)
487,021	479,413	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(7,765)
176,017	173,335	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(2,713)
65,893	64,744	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(1,171)
46,979	46,160	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(835)

Upfront premium received		—	Unrealized appreciation			5,147

Upfront premium (paid)		—	Unrealized (depreciation)			(49,068)

	Total	$—			Total	$(43,921)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$231,000	$5,269	$747	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(4,522)
	720,000	11,455	304	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(11,151)

Total			$1,051				$(15,673)

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,188,343.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$714,900	$714,900	$5	$—
	Putnam Short Term Investment Fund**	9,893,170	—	—	2,148	9,893,170

	Total short-term investments	$9,893,170	$714,900	$714,900	$2,153	$9,893,170
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $146,941.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,956.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $32,987.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,489,254 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $43,921 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,956 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$150,289	$—	$—
Capital goods	337,728	—	—
Communication services	125,445	—	—
Conglomerates	34,340	—	—
Consumer cyclicals	857,928	—	—
Consumer staples	357,246	—	—
Energy	113,826	—	—
Financials	790,432	—	—
Health care	722,884	—	—
Technology	2,285,861	—	—
Transportation	89,191	—	—
Utilities and power	146,958	—	—

Total common stocks	6,012,128	—	—
Investment companies	278,099	—	—
Short-term investments	—	12,192,407	—

Totals by level	$6,290,227	$12,192,407	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(69,751)	$—	$—
Interest rate swap contracts	—	(2,392)	—
Total return swap contracts	—	(60,645)	—

Totals by level	$(69,751)	$(63,037)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	30
Centrally cleared interest rate swap contracts (notional)	$280,000
OTC total return swap contracts (notional)	$12,100,000
Centrally cleared total return swap contracts (notional)	$970,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com